Share Based Payments - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			3,190,292
Exercise Price		$ 194.68	$ 236.63	$ 249.87
Number of Options Exercisable		69,995	53,850
Option Sixteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			50,000
Option Twenty One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			7,500
Option Twenty Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			215,000
Option Twenty Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			150,000
Employee and Director Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant Date Fair Value		$ 10.50	$ 105.38	272.30
Number of Options Exercisable			46,655
Employee and Director Stock Options | Option One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			571
Expiration Date			Dec. 08, 2024
Options Outstanding Remaining Contractual Life (In Years)			4 years 11 months 8 days
Exercise Price			$ 445.20
Fair Value Post Modification	[1]		$ 76.30
Number of Options Exercisable			571
Employee and Director Stock Options | Option Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			2,285
Expiration Date			Dec. 08, 2024
Options Outstanding Remaining Contractual Life (In Years)			4 years 11 months 8 days
Exercise Price			$ 445.20
Fair Value Post Modification			$ 76.30
Number of Options Exercisable			2,285
Employee and Director Stock Options | Option Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			571
Expiration Date			Mar. 16, 2025
Options Outstanding Remaining Contractual Life (In Years)			5 years 2 months 12 days
Exercise Price			$ 438.20
Fair Value Post Modification			$ 85.05
Number of Options Exercisable			571
Employee and Director Stock Options | Option Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			4,285
Expiration Date			Oct. 21, 2025
Options Outstanding Remaining Contractual Life (In Years)			5 years 9 months 18 days
Exercise Price			$ 112.00
Fair Value Post Modification			$ 230.00
Number of Options Exercisable			4,285
Employee and Director Stock Options | Option Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			570
Expiration Date			Dec. 31, 2025
Options Outstanding Remaining Contractual Life (In Years)			6 years
Exercise Price			$ 156.80
Fair Value Post Modification			$ 204.94
Number of Options Exercisable			570
Employee and Director Stock Options | Option Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			16,997
Expiration Date			Jul. 13, 2026
Options Outstanding Remaining Contractual Life (In Years)			6 years 6 months 10 days
Exercise Price			$ 187.25
Fair Value Post Modification			$ 181.32
Number of Options Exercisable			16,997
Employee and Director Stock Options | Option Seven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			571
Expiration Date			Aug. 08, 2026
Options Outstanding Remaining Contractual Life (In Years)			6 years 7 months 6 days
Exercise Price			$ 174.30
Fair Value Post Modification			$ 189.75
Number of Options Exercisable			571
Employee and Director Stock Options | Option Eight
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			17,624
Expiration Date			Apr. 17, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 3 months 14 days
Exercise Price			$ 284.55
Fair Value Post Modification			$ 263.85
Number of Options Exercisable			8,812
Employee and Director Stock Options | Option Nine
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			175
Expiration Date			May 18, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 4 months 13 days
Exercise Price			$ 257.25
Fair Value Post Modification			$ 166.27
Number of Options Exercisable			175
Employee and Director Stock Options | Option Ten
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			285
Expiration Date			May 18, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 4 months 13 days
Exercise Price			$ 257.25
Fair Value Post Modification			$ 267.77
Number of Options Exercisable			142
Employee and Director Stock Options | Option Eleven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			571
Expiration Date			Aug. 08, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 7 months 6 days
Exercise Price			$ 363.30
Fair Value Post Modification			$ 258.17
Number of Options Exercisable			286
Employee and Director Stock Options | Option Twelve
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			571
Expiration Date			Apr. 09, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 3 months 7 days
Exercise Price			$ 316.05
Fair Value Post Modification			$ 280.33
Number of Options Exercisable			143
Employee and Director Stock Options | Option Thirteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			9,639
Expiration Date			May 15, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 4 months 13 days
Exercise Price			$ 384.65
Fair Value Post Modification			$ 276.29
Number of Options Exercisable			5,238
Employee and Director Stock Options | Option Fourteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			1,584
Expiration Date			Aug. 22, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 7 months 20 days
Exercise Price			$ 358.05
Grant Date Fair Value			$ 252.39
Number of Options Exercisable			396
Employee and Director Stock Options | Option Fifteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			11
Expiration Date			Sep. 04, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 8 months 1 day
Exercise Price			$ 356.65
Grant Date Fair Value			$ 251.63
Number of Options Exercisable			11
Employee and Director Stock Options | Option Sixteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Sep. 10, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 8 months 8 days
Exercise Price			$ 361.90
Grant Date Fair Value			$ 255.45
Number of Options Exercisable			357
Employee and Director Stock Options | Options Seventeen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			1,428
Expiration Date			Sep. 24, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 8 months 23 days
Exercise Price			$ 339.85
Grant Date Fair Value			$ 237.58
Number of Options Exercisable			357
Employee and Director Stock Options | Option Eighteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			2,142
Expiration Date			Oct. 15, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 9 months 14 days
Exercise Price			$ 306.25
Grant Date Fair Value			$ 216.82
Number of Options Exercisable			2,142
Employee and Director Stock Options | Option Nineteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			285
Expiration Date			Oct. 29, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 9 months 25 days
Exercise Price			$ 339.85
Grant Date Fair Value			$ 240.32
Number of Options Exercisable			71
Employee and Director Stock Options | Option Twenty
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			143
Expiration Date			Nov. 19, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 10 months 17 days
Exercise Price			$ 280.00
Grant Date Fair Value			$ 198.12
Number of Options Exercisable			143
Employee and Director Stock Options | Option Twenty One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Jan. 22, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 21 days
Exercise Price			$ 267.75
Grant Date Fair Value			$ 185.50
Employee and Director Stock Options | Option Twenty Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			214
Expiration Date			Feb. 04, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 1 month 2 days
Exercise Price			$ 254.10
Grant Date Fair Value			$ 176.05
Employee and Director Stock Options | Option Twenty Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			15,528
Expiration Date			Mar. 28, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 2 months 23 days
Exercise Price			$ 236.60
Grant Date Fair Value			$ 161.70
Number of Options Exercisable			2,532
Employee and Director Stock Options | Option Twenty Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Aug. 07, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 7 months 6 days
Exercise Price			$ 71.05
Grant Date Fair Value			$ 47.95
Employee and Director Stock Options | Option Twenty Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			1,142
Expiration Date			Aug. 19, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 7 months 17 days
Exercise Price			$ 67.55
Grant Date Fair Value			$ 45.50
Employee and Director Stock Options | Option Twenty Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Sep. 23, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 8 months 19 days
Exercise Price			$ 60.55
Grant Date Fair Value			$ 42.00
Employee and Director Stock Options | Option Twenty Seven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			856
Expiration Date			Sep. 30, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 8 months 26 days
Exercise Price			$ 57.75
Grant Date Fair Value			$ 38.85
Employee and Director Stock Options | Option Twenty Eight
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			570
Expiration Date			Oct. 01, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 9 months
Exercise Price			$ 58.80
Grant Date Fair Value			$ 34.30
Employee and Director Stock Options | Option Twenty Nine
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			428
Expiration Date			Oct. 14, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 9 months 10 days
Exercise Price			$ 50.75
Grant Date Fair Value			$ 34.30
Consultants Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			7,908
Grant Date Fair Value				$ 310.45
Number of Options Exercisable			7,195
Consultants Stock Options | Option One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			855
Expiration Date			Dec. 08, 2024
Options Outstanding Remaining Contractual Life (In Years)			4 years 11 months 8 days
Exercise Price			$ 445.20
Fair Value Post Modification	[1]		$ 76.30
Number of Options Exercisable			855
Consultants Stock Options | Option Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			3,142
Expiration Date			Oct. 28, 2025
Options Outstanding Remaining Contractual Life (In Years)			5 years 9 months 25 days
Exercise Price			$ 111.30
Fair Value Post Modification			$ 230.67
Number of Options Exercisable			3,142
Consultants Stock Options | Option Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			2,056
Expiration Date			Oct. 03, 2026
Options Outstanding Remaining Contractual Life (In Years)			6 years 9 months
Exercise Price			$ 180.25
Fair Value Post Modification			$ 187.25
Number of Options Exercisable			2,056
Consultants Stock Options | Option Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			571
Expiration Date			May 18, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 4 months 13 days
Exercise Price			$ 257.25
Fair Value Post Modification			$ 267.77
Number of Options Exercisable			286
Consultants Stock Options | Option Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			428
Expiration Date			Aug. 08, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 7 months 6 days
Exercise Price			$ 363.30
Fair Value Post Modification			$ 258.17
Number of Options Exercisable			214
Consultants Stock Options | Option Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			428
Expiration Date			Nov. 06, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 10 months 2 days
Exercise Price			$ 567.00
Fair Value Post Modification			$ 244.32
Number of Options Exercisable			214
Consultants Stock Options | Option Seven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			428
Expiration Date			Aug. 22, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 7 months 20 days
Exercise Price			$ 358.05
Fair Value Post Modification			0
Grant Date Fair Value			$ 310.28
Number of Options Exercisable			428

[1]	Reflects fair value of modified stock options on August 8, 2018